UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6.30.08
                                               -------

Check here if Amendment |_|; Amendment Number: ______
 This Amendment (Check only one.): |_| is a restatement.
                                   |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    L & S ADVISORS, INC.
         -------------------------------------
Address: 12121 Wilshire Blvd Ste 1100
         -------------------------------------
         Los Angeles, CA 90025
         -------------------------------------

Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  SY R. LIPPMAN
       ------------------
Title: President
       ------------------
Phone: 310.893.6060
       ------------------

Signature, Place, and Date of Signing:

     /s/ Sy R. Lippman               Los Angeles, Ca.          9.11.08
     ------------------              ----------------          -------
        [Signature]                    [City, State]            [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        ---------------

Form 13F Information Table Entry Total: 88
                                        ---------------

Form 13F Information Table Value Total: 168,473
                                        ---------------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                              L & S Advisors, Inc.
                                    FORM 13F
                                 June 30, 2008

                           FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFA MUSIC GROUP INC            COM              001037100        0  1999998 SH       Sole                                    1999998
AGRIUM INC USD                 COM              008916108      699     6500 SH       Sole                                       6500
ALLEGHENY TECHNOLOGIES INC     COM              01741R102      848    14300 SH       Sole                                      14300
ANADARKO PETROLEUM CORP        COM              032511107     4440    59324 SH       Sole                                      59324
APACHE CORP                    COM              037411105     5046    36300 SH       Sole                                      36300
APPLE COMPUTER                 COM              037833100     3287    19630 SH       Sole                                      19630
BIOTECH HLDRS DEP RCPTS        COM              09067d201     1600     9466 SH       Sole                                       9466
BLACKROCK REAL ASSET EQUITY TR COM              09254B109      377    20870 SH       Sole                                      20870
BROADCOM CORP                  COM              111320107      288    10567 SH       Sole                                      10567
BUCKEYE PARTNERS L P           COM              118230101     1983    46375 SH       Sole                                      46375
BUCYRUS INTERNATIONAL INC      COM              118759109      964    13200 SH       Sole                                      13200
CABOT OIL & GAS CORP           COM              127097103     5747    84849 SH       Sole                                      84849
CAMERON INTERNATIONAL CORP     COM              13342B105     2867    51791 SH       Sole                                      51791
CHESAPEAKE ENERGY CORP         COM              165167107     5231    79300 SH       Sole                                      79300
CHEVRON CORP                   COM              166764100      724     7300 SH       Sole                                       7300
CLEVELAND CLIFFS INC           COM              185896107     1454    12200 SH       Sole                                      12200
COMPANHIA VALE DI RIO ADR      COM              204412209      595    16600 SH       Sole                                      16600
CSX CORP                       COM              126408103      747    11900 SH       Sole                                      11900
CUMMINS INC                    COM              231021106      511     7800 SH       Sole                                       7800
CURTISS WRIGHT CORP            COM              231561101      908    20300 SH       Sole                                      20300
DEUTSCHE TELEKOM AG            COM              251566105      295    18001 SH       Sole                                      18001
DEVON ENERGY CORP NEW          COM              25179m103     4999    41600 SH       Sole                                      41600
DIANA SHIPPING INC             COM              Y2066G104     3998   130200 SH       Sole                                     130200
DISH NETWORK CORPORATION       COM              25470M109     5285   180512 SH       Sole                                     180512
DOMINION RES BLACK WARRIOR     COM              25746Q108      624    24973 SH       Sole                                      24973
DORCHESTER MINERALS LP         COM              25820R105     1765    55518 SH       Sole                                      55518
DUNCAN ENERGY PARTNERS         COM              265026104     1160    64300 SH       Sole                                      64300
EAGLE BULK SHIPPING INC        COM              Y2187A101     4060   137300 SH       Sole                                     137300
ECHOSTAR CORP                  COM              278768106     1127    36102 SH       Sole                                      36102
EL PASO PIPELINE PARTNERS L P  COM              283702108     2081   100700 SH       Sole                                     100700
ENBRIDGE ENERGY PARTNERS L P   COM              29250r106     1397    27775 SH       Sole                                      27775
ENCANA CORP                    COM              292505104      364     4000 SH       Sole                                       4000
ENERGY TRANSFER PARTNERS L.P   COM              29273R109     5014   115350 SH       Sole                                     115350
ENTERPRISE PRODS PARTNERS L P  COM              293792107     7143   241799 SH       Sole                                     241799
EOG RESOURCES INC.             COM              26875p101      262     2000 SH       Sole                                       2000
EXXON MOBIL CORP               COM              30231g102     8658    98236 SH       Sole                                      98236
FLOWSERVE CORP                 COM              34354P105      779     5700 SH       Sole                                       5700
FMC TECHNOLOGIES INC           COM              30249U101      277     3600 SH       Sole                                       3600
FREEPRT-MCMRAN CPR&GLD B       COM              35671d857     1477    12600 SH       Sole                                      12600
FRONTLINE LTD                  COM              G3682E127     2031    29100 SH       Sole                                      29100
GENCO SHIPPING & TRADING       COM              Y2685T107     2337    35850 SH       Sole                                      35850
GILEAD SCIENCES INC            COM              375558103      543    10246 SH       Sole                                      10246
GOLDCORP INC                   COM              380956409      277     6000 SH       Sole                                       6000
GOLDEN OCEAN GROUP LTD         COM              G4032A104     2132   356700 SH       Sole                                     356700
HALLIBURTON CO HOLDINGS CO     COM              406216101     3126    58900 SH       Sole                                      58900
HESS CORP                      COM              42809h107     1211     9600 SH       Sole                                       9600
HOLLY ENERGY PARTNERS L.P      COM              435763107      484    12400 SH       Sole                                      12400
INTL BUSINESS MACHINES  CORP I COM              459200101      332     2800 SH       Sole                                       2800
INTREPID POTASH INC            COM              46121Y102     1250    19000 SH       Sole                                      19000
ISHARES MSCI BRAZIL IND FD     COM              464286400      446     5000 SH       Sole                                       5000
ISHARES MSCI SINGAPORE IND FD  COM              464286673      124    10000 SH       Sole                                      10000
ISHARES MSCI SOUTH KOREA IND F COM              464286772      255     5000 SH       Sole                                       5000
JANUS CAPITAL GROUP INC        COM              47102X105      413    15600 SH       Sole                                      15600
KAYNE ANDERSON MLP INVT        COM              486606106     1481    53990 SH       Sole                                      53990
KINDER MORGAN ENERGY PRTNRS LP COM              494550106     8450   151625 SH       Sole                                     151625
METALICO INC                   COM              591176102      417    23800 SH       Sole                                      23800
NATURAL RES PARTNERS LP        COM              63900P103      832    20200 SH       Sole                                      20200
NAVIOS MARITIME PARTNERS LP    COM              Y62267102     1323    90600 SH       Sole                                      90600
NEWFIELD EXPLORATION CO        COM              651290108     2577    39500 SH       Sole                                      39500
NUCOR CORP                     COM              670346105     1157    15500 SH       Sole                                      15500
NUSTAR ENERGY L.P              COM              67058H102     1002    21150 SH       Sole                                      21150
OCCIDENTAL PETROLEUM CORP-DEL  COM              674599105     3963    44100 SH       Sole                                      44100
ONEOK PARTNERS L.P             COM              68268N103     4027    72040 SH       Sole                                      72040
PATRIOT COAL CORP              COM              70336T104     1763    11500 SH       Sole                                      11500
PETROLEO BRASILIERO SA PETRO   COM              71654V408      854    12050 SH       Sole                                      12050
PLAINS ALL AMERN PIPELINE L P  COM              726503105     6059   134322 SH       Sole                                     134322
RESEARCH IN MOTION LTD-CAD     COM              760975102      712     6092 SH       Sole                                       6092
SCHLUMBERGER LTD               COM              806857108      215     2000 SH       Sole                                       2000
SELECT SECTOR SPDR-ENERGY      COM              81369y506      353     3987 SH       Sole                                       3987
SOUTHERN COPPER CORP           COM              84265V105      414     3886 SH       Sole                                       3886
STAR BULK CARRIERS CORP        COM              Y8162K105     1668   141500 SH       Sole                                     141500
SUNCOR ENERGY INC              COM              867229106     3144    54100 SH       Sole                                      54100
SUNOCO LOGISTICS PARTNERS L.P. COM              86764l108     1787    38098 SH       Sole                                      38098
TARGA RESOURCES PARTNERS LP    COM              87611X105     1966    85300 SH       Sole                                      85300
TELEDYNE INC                   COM              879360105      428     8765 SH       Sole                                       8765
TEPPCO PARTNERS L P UNIT L.P.  COM              872384102     3214    96850 SH       Sole                                      96850
TERRA INDS INC                 COM              880915103      321     6500 SH       Sole                                       6500
TEVA PHARMACEUTICAL INDS       COM              881624209      388     8469 SH       Sole                                       8469
TORTOISE ENERGY INFRASTRUCTURE COM              89147L100      802    29500 SH       Sole                                      29500
TRANSOCEAN INC                 COM              G90073100     6098    40018 SH       Sole                                      40018
WILLIAMS PARTNERS LTD          COM              96950F104      230     7000 SH       Sole                                       7000
XTO ENERGY INC                 COM              98385x106     5187    75710 SH       Sole                                      75710
YAHOO INC                      COM              984332106     2040    98749 SH       Sole                                      98749
PREFERRED PLUS TR LIBERTY MEDI                  740434808      220    11000 SH       Sole                                      11000
ILLINOIS COLLEGE PROGRAM 0-6 Y                  10921Q107      484    41331 SH       Sole                                      41331
ILLINOIS COLLEGE PROGRAM 7-9 Y                  10921Q206      272    21899 SH       Sole                                      21899
OPPENHEIMER GLOBAL FUND CL A                    683924104      273     4367 SH       Sole                                       4367
SCHWAB--AGGRESSIVE 529 PLAN                     485305106      310    20273 SH       Sole                                      20273